Stock-Based Compensation (Details) - Schedule of Information about Stock Options Outstanding $ / shares in Units, $ in Thousands	9 Months Ended
Sep. 30, 2024 USD ($) $ / shares shares
Range of Exercise Prices One [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Number outstanding (in Shares) | shares	9,873,168
Weighted average remaining contractual term	4 years 1 month 24 days
Weighted average exercise price	$ 0.8
Aggregate intrinsic value (in Dollars) | $	$ 13,830
Number Exercisable (in Shares) | shares	9,622,746
Weighted average remaining contractual term	4 years 1 month 6 days
Weighted average exercise price	$ 0.8
Aggregate intrinsic value (in Dollars) | $	$ 13,494
Range of Exercise Prices Two [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Upper Range Limit	$ 1.87
Number outstanding (in Shares) | shares	3,313
Weighted average remaining contractual term	6 years 3 months 10 days
Weighted average exercise price	$ 1.87
Aggregate intrinsic value (in Dollars) | $	$ 1
Number Exercisable (in Shares) | shares	2,898
Weighted average remaining contractual term	6 years 3 months 10 days
Weighted average exercise price	$ 1.87
Aggregate intrinsic value (in Dollars) | $	$ 1
Range of Exercise Prices Three [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Number outstanding (in Shares) | shares	72,273
Weighted average remaining contractual term	5 years 5 months 12 days
Weighted average exercise price	$ 2.12
Aggregate intrinsic value (in Dollars) | $	$ 6
Number Exercisable (in Shares) | shares	16,563
Weighted average remaining contractual term	3 months
Weighted average exercise price	$ 2.1
Aggregate intrinsic value (in Dollars) | $	$ 2
Range of Exercise Prices Four [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Number outstanding (in Shares) | shares	425,269
Weighted average remaining contractual term	6 years 3 months 14 days
Weighted average exercise price	$ 2.39
Aggregate intrinsic value (in Dollars) | $
Number Exercisable (in Shares) | shares	156,889
Weighted average remaining contractual term	6 years 3 months 14 days
Weighted average exercise price	$ 2.39
Range of Exercise Prices Five [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Upper Range Limit	$ 4.99
Number outstanding (in Shares) | shares	196,625
Weighted average remaining contractual term	5 years 3 months 14 days
Weighted average exercise price	$ 4.99
Aggregate intrinsic value (in Dollars) | $
Number Exercisable (in Shares) | shares	127,096
Weighted average remaining contractual term	5 years 3 months 14 days
Weighted average exercise price	$ 4.99
Aggregate intrinsic value (in Dollars) | $
Range of Exercise Prices Six [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Upper Range Limit	$ 5.36
Number outstanding (in Shares) | shares	140,000
Weighted average remaining contractual term	4 years 9 months
Weighted average exercise price	$ 5.36
Aggregate intrinsic value (in Dollars) | $
Number Exercisable (in Shares) | shares	78,750
Weighted average remaining contractual term	4 years 9 months
Weighted average exercise price	$ 5.36
Aggregate intrinsic value (in Dollars) | $
Range of Exercise Prices Seven [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Upper Range Limit	$ 7.58
Number outstanding (in Shares) | shares	85,380
Weighted average remaining contractual term	4 years 3 months 14 days
Weighted average exercise price	$ 7.58
Aggregate intrinsic value (in Dollars) | $
Number Exercisable (in Shares) | shares	85,380
Weighted average remaining contractual term	4 years 3 months 14 days
Weighted average exercise price	$ 7.58
Aggregate intrinsic value (in Dollars) | $
Range of Exercise Prices Eight [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Upper Range Limit	$ 9.07
Number outstanding (in Shares) | shares	3,537
Weighted average remaining contractual term	4 years 2 months 15 days
Weighted average exercise price	$ 9.07
Aggregate intrinsic value (in Dollars) | $
Number Exercisable (in Shares) | shares	3,537
Weighted average remaining contractual term	4 years 2 months 15 days
Weighted average exercise price	$ 9.07
Aggregate intrinsic value (in Dollars) | $
Minimum [Member] | Range of Exercise Prices One [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Lower Range Limit	$ 0.15
Minimum [Member] | Range of Exercise Prices Three [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Lower Range Limit	2.1
Minimum [Member] | Range of Exercise Prices Four [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Lower Range Limit	2.39
Maximum [Member] | Range of Exercise Prices One [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Upper Range Limit	0.86
Maximum [Member] | Range of Exercise Prices Three [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Upper Range Limit	2.13
Maximum [Member] | Range of Exercise Prices Four [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Upper Range Limit	$ 2.4